Liquidity	12 Months Ended
Dec. 31, 2019
Private Placing Memorandum [Abstarct]
LIQUIDITY

2. LIQUIDITY

The Company reported a net loss of $20,116,938, net operating cash outflow of $13,382,633 and working capital of $5,358,206 for the year ended December 31, 2019. In addition, the Company had an accumulated deficit of $37,555,980 as of December 31, 2019. The Company's operating results for future periods are subject to numerous uncertainties and it is uncertain if the Company will be able to reduce or eliminate its net losses for the foreseeable future. If management is not able to generate significant revenues from its product candidates currently in development, the Company may not be able to achieve profitability.

The Company's principal sources of liquidity have been cash, marketable securities and line of credit facility from related parties. As of the date of issuance of the consolidated financial statements, the Company has approximately $6.3 million of restricted and unrestricted cash and undrawn line of credit facility from related parties of approximately $12.4 million. Based upon the current market price of the Company's marketable securities, it anticipates it can liquidate such marketable securities, if necessary. In addition, the Company will need to maintain its operating costs at a level which will not exceed such aforementioned sources of funds in order to continue as a going concern for a period within one year after the issuance of its consolidated financial statements.

The Company believes that available cash, together with the efforts from aforementioned management plan and actions, should enable the Company to meet current anticipated cash needs for at least the next 12 months after the date that the financial statements are issued and the Company has prepared the consolidated financial statements on a going concern basis. However, the Company continues to have ongoing obligations and it expects that it will require additional capital in order to execute its longer-term development plan. If the Company encounters unforeseen circumstances that place constraints on its capital resources, management will be required to take various measures to conserve liquidity, which could include, but not necessarily be limited to, deferring some of its research, seeking to dispose of marketable securities and drawing down from line of credit provided by related parties. Management cannot provide any assurance that the Company will raise additional capital if needed.